Condensed Consolidated statements of operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 215,832	$ 188,187
Cost of revenue	40,780	31,472
Gross profit	175,052	156,715
Operating expenses:
Research and development	47,621	45,488
Sales and marketing	92,234	83,476
General and administrative	42,381	34,215
Total operating expenses	182,236	163,179
Operating loss	(7,184)	(6,464)
Financial income, net	13,879	15,163
Income before taxes on income	6,695	8,699
Taxes on income	(2,709)	(4,644)
Net income	$ 3,986	$ 4,055
Basic net income per share attributable to ordinary shareholders	$ 0.11	$ 0.11
Basic weighted average ordinary shares	36,523,934	38,422,605
Diluted net income per share attributable to ordinary shareholders	$ 0.11	$ 0.1
Diluted weighted average ordinary shares	37,617,438	39,180,421